TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Changes in Allowance For Doubtful Accounts
Movements in the provision for doubtful accounts in the three years ended December 31, 2018 are summarized as follows:

(in thousands of $)
Balance at December 31, 2015	7,946
Additions charged to income	199
Deductions credited to trade receivables	(7,193)
Balance at December 31, 2016	952
Additions charged to income	462
Deductions credited to trade receivables	(768)
Balance at December 31, 2017	646
Additions charged to income	81
Deductions credited to trade receivables	(390)
Balance at December 31, 2018	337